Other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Assets
An analysis of Other current assets is set forth below:

(€ million)	2022	2021	2020
Tax receivables, other than corporate income taxes	658	802	687
Prepaid expenses	714	615	525
Other receivables(a)	1,290	805	567
Interest rate derivatives measured at fair value (see Note D.20.)	—	11	—
Currency derivatives measured at fair value (see Note D.20.)	206	284	58
Other current financial assets(b)	664	1,054	900
Total	3,532	3,571	2,737
(a) This line mainly comprises advance payments to suppliers, and receivables relating to Sanofi's activities as agent under a transitional services agreement.
(b) This item includes bank loans and receivables maturing in less than one year with high-grade counterparties. For 2021, this item also includes debt instruments derived from the acquisitions of Translate Bio and Kadmon (carried out in 2021) with maturities of more than 3 months at inception and less than 12 months at December 31, 2021.